UNITED STATES


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------


Check here if Amendment [ ]; Amendment Number: ___


This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elias Asset Management
         -------------------------------------------------------------------

Address: 500 Essjay Rd. Suite 220
         -------------------------------------------------------------------

          Williamsville, NY 14221
         -------------------------------------------------------------------

Form 13F File Number: 28-04969
                      ------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Verbanic
        ---------------------------------------------------
Title:  Portfolio Manager
        ---------------------------------------------------
Phone:  716-633-3800
        ---------------------------------------------------

Signature, Place, and Date of Signing:


Williamsville, NY                            11/12/99
--------------------------------             --------
[Signature] [City, State]                     [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                0
                                          -----------------
Form 13F Information Table Entry Total:          86
                                          -----------------
Form 13F Information Table Value Total:      $ 428,374
                                          -----------------
                                             (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T                         com              001957109    15519   356766 SH       SOLE                   356766
America Online                 com              02364J104      201     1930 SH       SOLE                     1930
American Express               com              025816109    20386   151005 SH       SOLE                   151005
American International Group   com              026874107    16043   184539 SH       SOLE                   184539
American Precision             com              029069101     2446   238600 SH       SOLE                   238600
Bank One Corp.                 com              06423A103      288     8270 SH       SOLE                     8270
Bankamerica Corp.              com              060505104      211     3788 SH       SOLE                     3788
Bristol Myers Squibb           com              110122108    19585   290142 SH       SOLE                   290142
Cisco Sys Inc.                 com              17275R102      351     5125 SH       SOLE                     5125
Citigroup                      com              172967101    16753   380746 SH       SOLE                   380746
Coca-Cola Company              com              191216100    10592   219525 SH       SOLE                   219525
Compaq Computer                com              204493100    11322   494952 SH       SOLE                   494952
Dell Computer Corp.            com              247025109    14089   336948 SH       SOLE                   336948
EMC Corp. Mass                 com              268648102    16678   233664 SH       SOLE                   233664
Exxon Corp                     com              302290101    15043   197934 SH       SOLE                   197934
Fannie Mae                     com              313586109    13272   211717 SH       SOLE                   211717
General Electric               com              369604103    22229   187489 SH       SOLE                   187489
Gillette Inc.                  com              375766102      397    11708 SH       SOLE                    11708
Home Depot Inc.                com              437076102    13949   203259 SH       SOLE                   203259
Intel Corp.                    com              458140100    21888   294543 SH       SOLE                   294543
International Business Machine com              459200101      280     2317 SH       SOLE                     2317
Lilly, Eli & Co.               com              532457108    12886   200758 SH       SOLE                   200758
Lucent Technologies            com              549463107    17055   262885 SH       SOLE                   262885
MCI WorldCom Inc.              com              55268B106    17580   244591 SH       SOLE                   244591
Merck and Co.                  com              589331107    17347   267655 SH       SOLE                   267655
Merrill-Lynch                  com              590188108    12834   190489 SH       SOLE                   190489
Microsoft, Inc.                com              594918104    16888   186476 SH       SOLE                   186476
Motorola                       com              620076109      203     2307 SH       SOLE                     2307
Pfizer                         com              717081103      305     8500 SH       SOLE                     8500
Procter & Gamble               com              742718109    14872   158632 SH       SOLE                   158632
Schering-Plough                com              806605101    11527   264238 SH       SOLE                   264238
United Technologies            com              913017109    12139   204658 SH       SOLE                   204658
Wal-Mart Stores                com              931142103    16001   336421 SH       SOLE                   336421
Walt Disney Co.                com              254687106    12871   495044 SH       SOLE                   495044
Capital Exchange Fund                           277919205      437 906.0890 SH       SOLE                 906.0890
First Mutual Fund                               892880105     2066 127146.9270SH     SOLE              127146.9270
AT & T                         com                             206     4742 SH       SOLE                     4742
American Express               com                             564     4181 SH       SOLE                     4181
American Home Products         com                             769    18520 SH       SOLE                    18520
American International Group   com                             246     2833 SH       SOLE                     2833
Ameritech Corp.                com                             221     3312 SH       SOLE                     3312
Amgen                          com                            2119    26000 SH       SOLE                    26000
BP Amoco PLC-Spons ADR         com                             440     3970 SH       SOLE                     3970
Bank of New York               com                             227     6800 SH       SOLE                     6800
Bankamerica Corp.              com                             215     3852 SH       SOLE                     3852
Bell Atlantic                  com                             208     3088 SH       SOLE                     3088
BellSouth Corp                 com                             253     5612 SH       SOLE                     5612
Bestfoods                      com                             490    10100 SH       SOLE                    10100
Bristol Myers Squibb           com                            2052    30400 SH       SOLE                    30400
Chevron                        com                             373     4200 SH       SOLE                     4200
Citigroup                      com                             264     6000 SH       SOLE                     6000
Colgate - Palmolive            com                             403     8800 SH       SOLE                     8800
Colonial Bancgroup             com                             134    12000 SH       SOLE                    12000
Computer Task Group            com                            1934   131150 SH       SOLE                   131150
Corning Inc.                   com                             357     5200 SH       SOLE                     5200
Dell Computer Corp.            com                             504    12050 SH       SOLE                    12050
DuPont E.I.                    com                             550     9096 SH       SOLE                     9096
EMC Corp/Mass                  com                             378     5300 SH       SOLE                     5300
Exxon Corp                     com                            2382    31348 SH       SOLE                    31348
Fannie Mae                     com                             423     6750 SH       SOLE                     6750
General Electric               com                            4494    37900 SH       SOLE                    37900
Gillette Inc.                  com                            1043    30734 SH       SOLE                    30734
Intel Corp.                    com                            1118    15050 SH       SOLE                    15050
International Business Machine com                             978     8080 SH       SOLE                     8080
Lilly, Eli & Co.               com                             257     4000 SH       SOLE                     4000
Lucent Technologies            com                             609     9384 SH       SOLE                     9384
MCI WorldCom                   com                             255     3546 SH       SOLE                     3546
Mellon Bank Corp.              com                             273     8112 SH       SOLE                     8112
Merck and Co.                  com                            1504    23200 SH       SOLE                    23200
Microsoft, Inc.                com                             782     8632 SH       SOLE                     8632
Mobil                          com                             841     8348 SH       SOLE                     8348
Motorola                       com                             299     3400 SH       SOLE                     3400
Pfizer                         com                             398    11100 SH       SOLE                    11100
Philip Morris                  com                             221     6450 SH       SOLE                     6450
Procter & Gamble               com                             639     6820 SH       SOLE                     6820
Rand Capital Corp.             com                              10    10000 SH       SOLE                    10000
SBC Communications             com                             227     4452 SH       SOLE                     4452
Safari Assoc.                  com                               3    26500 SH       SOLE                    26500
Texaco Corp                    com                             290     4600 SH       SOLE                     4600
Union Pacific                  com                             269     5600 SH       SOLE                     5600
United Technologies            com                             394     6650 SH       SOLE                     6650
WM Wrigley Jr. Co.             com                             206     3000 SH       SOLE                     3000
Wal-Mart Stores                com                             207     4350 SH       SOLE                     4350
Walgreen and Co.               com                             203     8000 SH       SOLE                     8000
Walt Disney Co.                com                             368    14170 SH       SOLE                    14170
DuPont E.I.                                     263534109      238     3940 SH       SOLE                     3940

